Financial risk management (Tables)	12 Months Ended
Oct. 31, 2021
Disclosure Of Financial Risk Management [Abstract]
Disclosure of detailed information about consolidated financial statements [Table Text Block]
	CDN
	2021	2020
Cash (bank indebtedness)	$55,950	$8,759
Prepaid expenses and other receivables	$29,857	$33,594
Trade payables and other liabilities	$17,366	$23,530
Convertible debentures (carrying value)	$1,093,684	$2,176,454
Derivative liabilities	$693,143	$260,692
Long-term loan	$60,000	$40,000

Disclosure of detailed information about analysis of the maturity of the trade payables [Table Text Block]
	2021	2020
Less than 30 days past billing date	$384,057	$252,413
31 to 90 days past billing date	-	25,683
Over 90 days past billing date	-	489,853
	$384,057	$767,949

Disclosure of detailed information about analysis of the maturity of the convertible debentures and derivative liabilities [Table Text Block]
	2021		2020
	Convertible debentures	Derivative liabilities	Convertible debentures	Derivative liabilities
Less than three months	$1,609,762	$238,802	$1,335,853	$149,827
Three to six months	842,451	414,602	806,477	190,055
Six to twelve months	189	133,677	939,188	193,680
	$2,452,402	$787,081	$3,081,518	$533,562